NASDAQ-100 TRUST, SERIES 1

OBJECTIVE:

     The Nasdaq-100 Trust, Series 1 (the "Trust") is a unit investment trust that issues securities called Nasdaq-100 Index Tracking Stock. The Trust holds all of the component securities of the Nasdaq-100 Index (the "Index"). The Investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Index. There can be no assurance that this investment objective will be met fully.

                           NASDAQ-100 TRUST, SERIES 1

                              FINANCIAL STATEMENTS

                          YEAR ENDED SEPTEMBER 30, 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm ..................   1

Financial Statements

Statement of Assets and Liabilities ......................................   2
Statements of Operations. ................................................   3
Statements of Changes in Net Assets ......................................   4
Financial Highlights. ....................................................   5
Notes to Financial Statements ............................................   6
Schedule of Investments. .................................................  10

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and the Unitholders of the Nasdaq-100 Trust, Series 1:

     We have audited the accompanying statement of assets and liabilities of the Nasdaq-100 Trust, Series 1 (the "Trust"), including the schedule of investments, as of September 30, 2004, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the Trust's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Nasdaq-100 Trust, Series 1 at September 30, 2004, the results of its operations and changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                Ernst & Young LLP

New York, New York
January 21, 2005

                           NASDAQ-100 TRUST, SERIES 1

                       STATEMENT OF ASSETS AND LIABILITIES

                                                                                     SEPTEMBER 30,
                                                                                         2004
                                                                                   ----------------
ASSETS
  Investment in Securities, at value (cost $30,283,524,240) ..................     $ 20,376,214,952
  Cash .......................................................................           11,003,938
  Dividends receivable .......................................................              494,127
  Receivable for units created ...............................................               26,848
                                                                                   ----------------
  Total assets ...............................................................       20,387,739,865
                                                                                   ----------------

LIABILITIES
  Payable to Sponsor .........................................................            4,062,514
  Payable to Trustee .........................................................            1,067,199
  Payable to Licensor ........................................................            2,123,160
  Accrued expenses ...........................................................               99,408
  Payable for units redeemed .................................................                2,757
                                                                                   ----------------
  Total liabilities ..........................................................            7,355,038
                                                                                   ----------------
  Net assets .................................................................     $ 20,380,384,827
                                                                                   ================

NET ASSETS REPRESENTED BY:
  Paid in surplus relating to 580,150,000 Nasdaq-100 Index Tracking Stock
    shares outstanding; unlimited units authorized ...........................     $ 46,242,785,524
    Undistributed net investment income ......................................            1,471,796
    Accumulated net realized loss on investments .............................      (15,956,563,205)
    Net unrealized depreciation of investments ...............................       (9,907,309,288)
                                                                                   ----------------
  Net assets .................................................................     $ 20,380,384,827
                                                                                   ================

NET ASSET VALUE PER SHARE: (comprised of $20,380,384,827 / 580,150,000
  Nasdaq-100 Index Tracking Stock shares outstanding) ........................     $          35.13
                                                                                   ================

                 See accompanying notes to financial statements.

                           NASDAQ-100 TRUST, SERIES 1

                            STATEMENTS OF OPERATIONS

                                                                           YEAR ENDED SEPTEMBER 30,
                                                                 -----------------------------------------------------
                                                                      2004               2003               2002
                                                                 --------------     --------------     ---------------
INVESTMENT INCOME:
  Dividend income .............................................   $  59,439,915      $  31,935,985       $  14,668,344

EXPENSES:
  Trustee fees ................................................      13,841,499         11,891,747          12,860,995
  Marketing expenses ..........................................      21,154,762         17,797,637          19,442,324
  Licensing fees ..............................................       8,804,330          7,524,027           8,166,739
  SEC filing fees .............................................           1,000                900             305,475
  Professional fees ...........................................         318,289            193,549             255,398
  Other fees and expenses .....................................          17,324             16,521              22,585
                                                                 --------------     --------------     ---------------
  Total expenses ..............................................      44,137,204         37,424,381          41,053,516
  Less: refund of Commission filing fees ......................              --                 --          (4,109,251)
  Less: expenses assumed by the Sponsor .......................              --                 --             148,486
                                                                 --------------     --------------     ---------------
  Net expenses ................................................      44,137,204         37,424,381          37,092,751
                                                                 --------------     --------------     ---------------
  Net investment income (loss) ................................      15,302,711         (5,488,396)        (22,424,407)
                                                                 --------------     --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized loss on sale of investments ....................  (1,388,010,691)    (4,146,549,585)     (6,209,873,986)*
  Net realized gain on in-kind redemptions ....................   2,024,647,203        850,621,587         717,832,551
  Net change in unrealized appreciation/depreciation of
    investments ...............................................   1,106,137,591     11,619,697,025        (798,390,909)*
                                                                 --------------     --------------     ---------------
  Net realized and unrealized gain (loss) on investments ......   1,742,774,103      8,323,769,027      (6,290,432,344)
                                                                 --------------     --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................................  $1,758,076,814     $8,318,280,631     $(6,312,856,751)
                                                                 ==============     ==============     ===============

-----------
* Reclassified; see Note 6.

                 See accompanying notes to financial statements.

                           NASDAQ-100 TRUST, SERIES 1

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                              YEAR ENDED SEPTEMBER 30,
                                                                ------------------------------------------------------
                                                                     2004              2003                2002
                                                                ---------------    ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss) ...............................  $    15,302,711    $    (5,488,396)    $   (22,424,407)
  Net realized gain (loss) on investment transactions ........      636,636,512     (3,295,927,998)     (5,492,041,435)*
  Net change in unrealized appreciation / depreciation
    on investments ...........................................    1,106,137,591     11,619,697,025        (798,390,909)*
                                                                ---------------    ---------------     ---------------
  Net increase (decrease) in net assets resulting
    from operations ..........................................    1,758,076,814      8,318,280,631      (6,312,856,751)
                                                                ---------------    ---------------     ---------------

DISTRIBUTION TO UNITHOLDERS FROM:
  Net investment income ......................................       (8,613,794)                --                  --
                                                                ---------------    ---------------     ---------------

UNITHOLDER TRANSACTIONS:
  Proceeds from subscriptions of Nasdaq-100 units ............   24,171,986,179     18,735,061,802      22,268,825,627
  Less redemptions of Nasdaq-100 units .......................  (25,602,336,418)   (22,100,133,150)    (18,953,465,994)
                                                                ---------------    ---------------     ---------------
  Increase (decrease) in net assets due to
    unitholder transactions ..................................   (1,430,350,239)    (3,365,071,348)      3,315,359,633
                                                                ---------------    ---------------     ---------------
  Total increase (decrease) ..................................      319,112,781      4,953,209,283      (2,997,497,118)

NET ASSETS:
  Beginning of year ..........................................   20,061,272,046     15,108,062,763      18,105,559,881
                                                                ---------------    ---------------     ---------------
  End of year(**) ............................................  $20,380,384,827    $20,061,272,046     $15,108,062,763
                                                                ===============    ===============     ===============

--------------
 * Reclassified; see Note 6.

** Includes undistributed net investment income of $1,471,796. There was no undistributed net investment income at September 30, 2003 and 2002.

                 See accompanying notes to financial statements.

                           NASDAQ-100 TRUST, SERIES 1

                              FINANCIAL HIGHLIGHTS

                                                                        YEAR ENDED SEPTEMBER 30,
                                                  ---------------------------------------------------------------------
                                                     2004           2003           2002          2001           2000
                                                  ----------     ----------    ----------     ----------     ----------
Net asset value, beginning of period ..........   $    32.41     $    20.70    $    29.11     $    89.07       $  60.16
Investment operations:
  Net investment income (loss) (1) ............         0.02          (0.01)        (0.03)         (0.06)         (0.16)
  Net realized and unrealized
    gain (loss) on investments ................         2.71          11.72         (8.38)        (59.90)         29.07
                                                  ----------     ----------    ----------     ----------     ----------
Total from investment operations ..............         2.73          11.71         (8.41)        (59.96)         28.91
Less distributions from:
  Net investment income .......................        (0.01)          --             --              --              --
                                                  ----------     ----------    ----------     ----------     ----------
Net asset value, end of period ................   $    35.13     $    32.41    $    20.70     $    29.11     $    89.07
                                                  ==========     ==========    ==========     ==========     ==========
Total investment return (2) ...................         8.43%         56.57%       (28.89)%       (67.32)%        48.06%

Ratios and Supplemental Data:
  Net assets, end of period (000's) ...........  $20,380,385    $20,061,272   $15,108,063    $18,105,560    $12,367,946
  Ratios to average net assets:
       Expenses before expenses waived
      and/ or assumed .........................         0.20%          0.20%         0.20%          0.18%          0.19%
    Expenses after expenses waived
      and/ or assumed .........................         0.20%          0.20%         0.18%(4)       0.18%          0.18%
    Net investment income (loss)
      before expenses waived
      and/ or assumed .........................         0.07%         (0.03)%       (0.13)%        (0.13)%        (0.16)%
    Net investment income (loss)
      after expenses waived
      and/or assumed ..........................         0.07%         (0.03)%       (0.11)%(4)     (0.13)%        (0.15)%
  Portfolio turnover rate (3) .................         6.60%         13.35%        12.64%         21.77%         23.46%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the Nasdaq-100 Trust outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

---------------
(1)  Calculated using average share method.

(2) The total return calculation assumes the reinvestment of dividends and capital gain distributions, if any. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/ or selling shares of the Trust in the secondary market. Currently, the Trust does not have a dividend reinvestment program.

(3) Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Nasdaq-100 units.

(4)  The net ratio also reflects the impact of refunded commission filing fees.

                 See accompanying notes to financial statements.

                           NASDAQ-100 TRUST, SERIES 1

                          NOTES TO FINANCIAL STATEMENTS

                               SEPTEMBER 30, 2004

1. ORGANIZATION

     Nasdaq-100 Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities held by the Trust, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of the Nasdaq-100 Index.

     The Trust commenced operations on March 5, 1999 upon the initial issuance of 150,000 shares of the Nasdaq-100 Index Tracking Stock (equivalent to three Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

     Nasdaq Global Funds, Inc. (formerly Nasdaq Financial Product Services, Inc.) is the Sponsor of the Trust and The Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION

     Portfolio securities are valued at the official closing price of The Nasdaq Stock Market, which is deemed to be the principal market on which the securities are traded. If there is no official closing price on the day of valuation, a security is valued at the closing bid price of The Nasdaq Stock Market. If a security is not quoted on The Nasdaq Stock Market, or the principal market of the security is other than The Nasdaq Stock Market, or the Trustee deems the official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued by the Trustee in good faith based (a) on the closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on The Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee's appraising the value of the securities in good faith on the bid side of the market, or (e) any combination thereof.

INVESTMENT TRANSACTIONS

     Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

     The Trust will declare and distribute dividends, if any, from net investment income quarterly. The Trust will declare and distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

     The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Trust will not be subject to federal income taxes to the extent it distributes 90% of its net investment income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year at least

                           NASDAQ-100 TRUST, SERIES 1

                               SEPTEMBER 30, 2004


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

98% of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

     At September 30, 2004, permanent differences primarily due to the tax treatment of in-kind transactions and interest earned on redemptions, were reclassified within the capital accounts of the Trust. These differences resulted in a net decrease of $5,217,121 in undistributed net investment income, a net increase in accumulated net realized loss of $2,024,647,203 on investments and a corresponding increase to paid in surplus of $2,029,864,324. This reclassification had no effect on net assets of the Trust.

     The tax character of distributions paid during the year ended September 30, 2004 was $8,613,794 of ordinary income.

     At September 30, 2004, the Trust had a capital loss carryforward of $11,845,518,450, of which $18,036,354 expires in 2007, $9,472,938 expires in
2008, $615,423,028 expires in 2009, $2,457,820,737 expires in 2010,
$5,729,023,648 expires in 2011 and $3,015,741,745 expires in 2012.

     Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of $1,687,659,837 for the year ended September 30, 2004. These carryover losses may be used to offset future gains. To the extent they are so used, future gains will not be distributed to unitholders until they exceed available loss carryovers.

     As of September 30, 2004 the components of accumulated earnings/(deficit) on a tax basis were as follows:

           Accumulated capital and other losses .........   $(13,533,178,287)
           Unrealized depreciation ......................    (12,330,694,207)
           Undistributed ordinary income ................          1,471,796
                                                            ----------------
           Total accumulated deficit ....................   $(25,862,400,698)
                                                            ================

3. TRANSACTIONS WITH THE TRUSTEE AND SPONSOR

     The Trust pays the expenses of its operations, including the fees of its Trustee and reimbursement to the Sponsor for expenses of the Sponsor relating to the marketing of the Trust and for payments to The Nasdaq Stock Market, Inc. (the "Licensor") for a license to use the Nasdaq-100 Index as a basis for determining the composition and weighting of securities held by the Trust. The annual license fee to the Licensor is 4/100 of one percent (0.04%) of the average net assets of the Trust. License fees of $2,123,160 were payable to the Licensor at September 30, 2004. Currently, the License Agreement is scheduled to expire on March 10, 2009 in accordance with its terms.

     In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Nasdaq-100 Index. For these services, the Trustee receives a fee at the following annual rates:

                           NASDAQ-100 TRUST, SERIES 1

                               SEPTEMBER 30, 2004


3. TRANSACTIONS WITH THE TRUSTEE AND SPONSOR (CONTINUED)

                    NET ASSET VALUE                 FEE AS A PERCENTAGE OF NET
                     OF THE TRUST                    ASSET VALUE OF THE TRUST
        -----------------------------------         --------------------------
                         $0-$499,999,999*              10/100 of 1% per annum
             $500,000,000-$2,499,999,999*               8/100 of 1% per annum
          $2,500,000,000-$24,999,999,999*               6/100 of 1% per annum
         $25,000,000,000-$49,999,999,999*               5/100 of 1% per annum
                $50,000,000,000 and over*               4/100 of 1% per annum

---------------
* The fee indicated applies to that portion of the net asset value of the Trust which falls in the size category indicated and is computed each business day on the basis of net asset value of the Trust on such day.

     The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee's compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall.

     Until the Sponsor otherwise determines, the ordinary operating expenses of the Trust as calculated by the Trustee would not be permitted to exceed an amount which is 20/100 of one percent (0.20%) per annum of the daily net assets of the Trust. To the extent during such periods that ordinary operating expenses of the Trust exceeded such amounts, the Sponsor reimbursed the Trust or assumed invoices on behalf of the Trust for such excess ordinary operating expenses.

     The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the applicable per annum level on any given day. For the years ended September 30, 2004 and 2003, ordinary operating expenses incurred by the Trust did not exceed the 0.20% per annum level and, accordingly, no expenses of the Trust were assumed by the Sponsor. During 2002, the Trust was refunded previously paid 2001 Commission filing fees of $4,109,251, which permitted the Sponsor to be reimbursed in 2002 for expenses previously assumed in 2001. The reimbursement resulted in a reduction of expenses assumed by the Sponsor of $148,486 for the year ended September 30, 2002.

     In addition, $4,062,514 of marketing expenses paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year remain payable to the Sponsor at September 30, 2004.

     ALPS Distributors, Inc. (the "Distributor") is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee for its distribution services.

4. TRANSACTIONS IN SHARES OF THE NASDAQ-100 TRUST

     Transactions in shares were as follows:

                                               FOR THE YEAR ENDED      FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                               SEPTEMBER 30, 2004      SEPTEMBER 30, 2003     SEPTEMBER 30, 2002
                                               ------------------      ------------------     ------------------
Nasdaq-100 Index Tracking Stock
  shares sold                                       847,600,000             664,050,000            689,400,000
Nasdaq-100 Index Tracking Stock
  shares redeemed                                  (886,450,000)           (774,850,000)          (581,600,000)
                                                 --------------          --------------         --------------
Net increase (decrease)                             (38,850,000)           (110,800,000)           107,800,000
                                                 ==============          ==============         ==============

     Nasdaq-100 Index Tracking Stock shares are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Nasdaq-100 Index Tracking Stock shares. Such transactions are only permitted on an

                           NASDAQ-100 TRUST, SERIES 1

                               SEPTEMBER 30, 2004


4. TRANSACTIONS IN SHARES OF THE NASDAQ-100 TRUST (CONTINUED)

     in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Nasdaq-100 Index Tracking share and a balancing cash component to equate the transaction to the net asset value per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the Nasdaq-100 Clearing Process is either $0, $500, or $1,000 per participating party per day, depending on specific circumstances. The total fee charged in connection with the creation or redemption of Creation Units outside the Nasdaq-100 Clearing Process is $4,000 per participating party per day.

     Transaction fees are received by the Trustee from the Participating Party, as defined, and used to offset the expense of processing orders. For the years ended September 30, 2004, 2003 and 2002, the Trustee earned $428,000, $361,000 and $377,000, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2004, 2003 and 2002.

5. INVESTMENT TRANSACTIONS

     For the year ended September 30, 2004, the Trust had purchases and sales of investment securities of $1,461,819,956 and $1,459,908,686, respectively. This excludes securities received or delivered from processing creations or redemptions of the Trust. At September 30, 2004, the cost of investments for federal income tax purposes was $32,706,909,159. Accordingly, gross unrealized depreciation was $13,173,318,849 and gross unrealized appreciation was $842,624,642 resulting in net unrealized depreciation of $12,330,694,207.

6. RECLASSIFICATION

     In 2003, certain 2002 amounts were reclassified to conform to the 2003 presentation. Accordingly, net realized loss on sale of investments and net change in unrealized appreciation (depreciation) of investments included in the statements of operations and changes in net assets for the year ended September 30, 2002 were decreased and increased by $529,718,413, respectively. This prior year reclassification had no impact on the 2002 net assets or the net increase (decrease) in net assets resulting from operations.

7. SUBSEQUENT EVENTS (UNAUDITED)

     On December 2, 2004, Microsoft Corporation paid a special dividend of $3.00 per share to shareholders of record on November 17, 2004, which resulted in dividend income of $204,265,356 to the Trust in fiscal 2005. Also, in December 2004, the Trust paid an ordinary income dividend to shareholders of $.37858 per share or $213,935,811 in aggregate, in part as a result of the Microsoft Corporation special dividend.

                           NASDAQ-100 TRUST, SERIES 1

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2004


COMMON STOCK                                         SHARES           VALUE
-------------                                      -----------    --------------

Microsoft Corporation ...........................   66,304,339    $1,833,314,973
QUALCOMM Inc. ...................................   34,783,441     1,357,945,537
eBay Inc.* ......................................    8,735,006       803,096,452
Intel Corporation ...............................   39,785,607       798,099,276
Cisco Systems, Inc.* ............................   42,794,203       774,575,074
Amgen Inc.* .....................................   10,452,430       592,443,732
Nextel Communications, Inc.* ....................   24,594,703       586,337,720
Dell Inc.* ......................................   16,266,090       579,072,804
Comcast Corporation* ............................   16,854,182       475,962,100
Starbucks Corporation* ..........................    9,790,924       445,095,405
Oracle Corporation* .............................   38,189,869       430,781,722
Biogen Idec, Inc.* ..............................    6,515,895       398,577,297
Yahoo! Inc.* ....................................   11,589,723       393,007,507
Apple Computer, Inc.* ...........................    9,590,778       371,642,648
Maxim Integrated Products, Inc. .................    8,062,954       340,982,325
Symantec Corporation* ...........................    5,839,904       320,493,932
Biomet, Inc. ....................................    6,058,975       284,044,748
IAC / InterActiveCorp* ..........................   12,767,264       281,135,153
Gilead Sciences, Inc.* ..........................    7,512,535       280,818,558
Genzyme Corporation* ............................    5,064,492       275,559,010
Bed Bath & Beyond Inc.* .........................    7,160,848       265,739,069
Linear Technology Corporation ...................    7,279,903       263,823,685
Applied Materials, Inc.* ........................   15,561,913       256,615,945
Research In Motion, Ltd.* .......................    3,313,771       252,973,278
Electronic Arts Inc.* ...........................    5,423,746       249,438,079
PACCAR Inc. .....................................    3,445,319       238,140,449
Apollo Group, Inc.* .............................    3,141,780       230,512,399
Xilinx, Inc. ....................................    8,156,940       220,237,380
Teva Pharmaceutical Industries Limited ..........    7,945,122       206,175,916
Adobe Systems Incorporated ......................    4,163,513       205,968,988
Chiron Corporation* .............................    4,650,227       205,540,033
Amazon.com, Inc.* ...............................    4,786,371       195,571,119
Intuit Inc.* ....................................    4,271,446       193,923,648
Paychex, Inc. ...................................    6,356,107       191,636,626
PeopleSoft, Inc.* ...............................    9,185,129       182,324,811
Altera Corporation* .............................    9,260,666       181,231,234
Costco Wholesale Corporation ....................    4,303,698       178,861,689
Staples, Inc. ...................................    5,921,081       176,566,635
KLA-Tencor Corporation* .........................    4,215,554       174,861,180
Cintas Corporation ..............................    3,645,427       153,253,751
Network Appliance, Inc.* ........................    6,630,975       152,512,425
Fiserv, Inc.* ...................................    4,327,593       150,859,892
Juniper Networks, Inc.* .........................    6,218,303       146,751,951
Kmart Holding Corporation* ......................    1,660,998       145,287,495
Flextronics International Ltd.* .................   10,687,928       141,615,046
VERITAS Software Corporation* ...................    7,840,274       139,556,877
EchoStar Communications Corporation* ............    3,947,364       122,841,968

                           NASDAQ-100 TRUST, SERIES 1

                               SEPTEMBER 30, 2004

COMMON STOCK                                         SHARES           VALUE
-------------                                      -----------    --------------

Marvell Technology Group, Ltd.* ..................   4,500,880      $117,607,994
Broadcom Corporation* ............................   4,238,042       115,656,166
MedImmune, Inc.* .................................   4,725,391       111,991,767
Sun Microsystems, Inc.* ..........................  25,718,431       103,902,461
JDS Uniphase Corporation* ........................  28,968,058        97,622,355
Expeditors International of Washington, Inc. .....   1,842,884        95,277,103
Whole Foods Market, Inc. .........................   1,081,857        92,812,512
Patterson Companies, Inc.* .......................   1,164,840        89,180,150
CDW Corporation ..................................   1,531,388        88,866,446
Smurfit-Stone Container Corporation* .............   4,407,071        85,364,965
VeriSign, Inc.* ..................................   4,270,764        84,902,788
Microchip Technology Incorporated ................   3,031,509        81,365,702
Millennium Pharmaceuticals, Inc.* ................   5,927,062        81,260,020
Express Scripts, Inc.* ...........................   1,226,495        80,139,183
Pixar* ...........................................   1,007,645        79,503,191
Siebel System, Inc.* .............................  10,491,352        79,104,794
Garmin, Ltd. .....................................   1,776,697        76,842,145
Sandisk Corporation* .............................   2,632,150        76,648,208
Check Point Software Technologies Ltd.* ..........   4,506,046        76,467,601
Fastenal Company .................................   1,285,030        74,017,728
PETsMART, Inc. ...................................   2,535,432        71,980,914
DENTSPLY International Inc. ......................   1,369,230        71,117,806
Sanmina-SCI Corporation* .........................   9,855,387        69,480,478
Robinson (C.H.) Worldwide, Inc. ..................   1,495,313        69,367,570
Novellus System, Inc.* ...........................   2,575,669        68,487,039
Sigma-Aldrich Corporation ........................   1,175,531        68,180,798
Comverse Technology, Inc.* .......................   3,597,834        67,747,214
ATI Technologies, Inc.* ..........................   4,292,532        65,804,516
Lamar Advertising Company* .......................   1,505,543        62,645,644
Citrix Systems, Inc.* ............................   3,559,475        62,362,002
American Power Conversion Corporation ............   3,568,355        62,053,693
Mercury Interactive Corporation* .................   1,757,312        61,295,043
Ross Stores, Inc. ................................   2,571,831        60,283,719
Patterson-UTI Energy, Inc. .......................   3,052,473        58,210,660
Lam Research Corporation* ........................   2,451,453        53,637,792
Career Education Corporation* ....................   1,844,989        52,453,037
Dollar Tree Stores, Inc.* ........................   1,934,655        52,138,952
Molex Incorporated ...............................   1,748,347        52,135,708
Lincare Holdings Inc.* ...........................   1,707,440        50,728,042
Gentex Corporation ...............................   1,428,557        50,185,207
Qlogic Corporation* ..............................   1,667,835        49,384,594
Invitrogen Corporation* ..........................     876,223        48,183,503
NVIDIA Corporation* ..............................   3,189,308        46,308,752
BEA Systems, Inc.* ...............................   6,687,669        46,211,793
Henry Schein, Inc.* ..............................     717,837        44,728,423
Cephalon, Inc.* ..................................     919,330        44,035,907
Intersil Corporation .............................   2,691,931        42,882,461

                           NASDAQ-100 TRUST, SERIES 1

                               SEPTEMBER 30, 2004

COMMON STOCK                                         SHARES           VALUE
-------------                                      -----------    --------------

Synopsys, Inc.* .................................    2,528,002   $    40,018,272
Tellabs, Inc.* ..................................    4,202,456        38,620,571
Ryanair Holdings plc* ...........................    1,076,158        31,423,814
Level 3 Communications, Inc.* ...................   11,932,907        30,906,229
First Health Group Corp.* .......................    1,686,817        27,140,886
Compuware Corporation* ..........................    4,220,018        21,733,093
                                                                 ---------------
Total Investments (Cost $30,283,524,240) ........                $20,376,214,952
                                                                 ===============

--------------
* Designates a security on which no dividends were declared during the period from October 1, 2003 through September 30, 2004.

                 See accompanying notes to financial statements.

                                NASDAQ 100-TRUST

                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

                     CLOSING PRICE VS. NET ASSET VALUE (NAV)

                        FIVE YEAR PERIOD ENDING 12/31/04

                                                     NUMBER        PERCENTAGE
                                                   OF TRADING       OF TOTAL
PREMIUM/DISCOUNT RANGE                               DAYS(1)      TRADING DAYS
----------------------                             ----------     -------------

Greater than 0.25% .............................       266            21.17%
Between zero and 0.25% .........................       388            30.89%
CLOSING PRICE EQUAL TO NAV .....................        41             3.26%
Between zero and -0.25% ........................       327            26.04%
Less than -0.25% ...............................       234            18.64%
                                                      ----           -------
                                                      1256           100.00%

--------------
(1) Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

           COMPARISON OF TOTAL RETURN BASED ON NAV AND CLOSE PRICE (1)
                           FROM INCEPTION TO 12/31/04


                             CUMULATIVE TOTAL RETURN

                                                                                       SINCE
                                                     1 YEAR           5 YEAR         INCEPTION
                                                    ---------        ---------       ----------
NASDAQ 100-TRUST
  Return based on NAV ...........................     10.47%           -56.45%         -20.47%
  Return based on Close Price ...................     10.53%           -55.88%         -20.51%
Index ...........................................     10.75%           -55.97%         -19.46%


                          AVERAGE ANNUAL TOTAL RETURN

                                                                                       SINCE
                                                     1 YEAR           5 YEAR         INCEPTION
                                                    ---------        ---------       ----------
NASDAQ 100-TRUST
  Return based on NAV ...........................     10.47%           -15.32%         -3.86%
  Return based on Close Price ...................     10.53%           -15.10%         -3.87%
Index ...........................................     10.75%           -15.13%         -3.65%

---------------
(1) Average Annual Return and Cumulative Total Return for the period since inception is calculated from the inception date of March 5, 1999.